Revenue (Tables)	3 Months Ended
Mar. 31, 2020
Text block [abstract]
Schedule of Revenue Recognized in the Statement of Profit or Loss
Revenue has been recognized in the consolidated statements of profit or loss with the following amounts:

	Three Months Ended March 31,
	2020	2019
	(EUR’000)
Revenue from the rendering of services (recognized over time)	1,312	5,414
Sale of clinical supply (recognized at a point in time)	246	—
“Right-to-use” licenses (recognized at a point in time)	667	—

Total revenue (1)	2,225	5,414
Revenue from external customers (geographical)
North America	667	5,414
China	1,558	—
Total revenue	2,225	5,414

(1)
For the three months ended March 31, 2020 and March 31, 2019, “Total revenue” includes recognition of previously deferred revenue/internal profit from associate of €1,202 thousand and €1,581 thousand, respectively.